MANOR INVESTMENT FUNDS

15 Chester Commons

Malvern, PA  19355

May 7, 2024

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.D.  20549

Re:

CERTIFICATION PURSUANT TO RULE 497(j)

Manor Investment Funds

File Nos.

033-99520

811-09134

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund, effective April 30, 2024, do not differ from those filed in the Post-Effective Amendment No. 39, which was filed electronically April 30, 2024.

Sincerely,

/s/ Daniel A. Morris

Daniel A. Morris

President